Taxes (Details)	6 Months Ended
Jun. 30, 2026
Hong Kong [Member]
Taxes [Line Items]
Income tax rate	16.50%
Foreign Investment Enterprises [Member]
Taxes [Line Items]
Income tax rate	25.00%
Chinese [Member]
Taxes [Line Items]
Value added tax	6.00%